DEFERRED TAXATION (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 519	$ 395	$ 300
Deferred tax assets	12	50	23
Net deferred taxation liability	507	345	277
Unrecognised taxable temporary differences pertaining to undistributed earnings	2,904	1,334	1,393
Tangible assets (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	702	630	536
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	35	45	52
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	24	26	19
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	40	25	14
Deferred tax assets	12	14	9
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	202	207	187
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	39	50	57
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41	110	91
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	801	726	621
Deferred tax assets	$ 294	$ 381	$ 344